NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

28.NON-CONTROLLING INTEREST

Non-controlling interests relate to SCHMID Singapore Pte. Ltd. (10.00%) and SCHMID Taiwan Ltd. (13.95%).

As of December 31, 2023, XJ Harbour holds a 24.1% equity interest in the registered capital of SCHMID Technology (Guangdong) Co., Ltd.(STG), a SCHMID subsidiary. SCHMID and XJ in January 2024 have entered into an agreement whereby SCHMID will acquire XJ’s 24.1% equity interest in consideration for 1,406,361 SCHMID shares and €30.0 million in cash. The transfer of the equity interest and payment of the cash consideration will be effected in three tranches, commencing at Closing of de-SPAC in April 2024 and concluding no later than 455 days after Closing.

Although only a portion of the shares are received on Closing, with the remaining shares to be transferred after Closing, the non-controlling interests are reduced for the full number of shares to be transferred because SCHMID irrevocably agreed to purchase the shares from XJ. Consistent with IAS 32, such an obligation is recognized as a financial liability (measured at present value of the redemption amount), with corresponding adjustment recorded in equity. Accordingly as of December 31, 2024, no non-controlling interests are recognized in STG.

in € thousands
Carrying amount of acquired non-controlling interests	6,755
Purchase price paid to non-controlling shareholders	(32,969)
Decrease in equity of the owners of the parent company	(26,214)

The decrease in equity of the owners of the parent company is composed as follows:
– Decrease in capital reserves	(26,273)
– Increase in currency translation reserve	59
Decrease in equity of the owners of the parent company	(26,214)

The following tables summarizes the information relating to each entity that has material NCI, before any intra-SCHMID eliminations.

	SCHMID	SCHMID Taiwan
12/31/2024	Singapore Pte. Ltd.	Ltd.
NCI percentage	10.0%	14.0%
Non-current assets	—	142
Current assets	2,791	3,524
Non-current liabilities	—	81
Current liabilities	(149)	374
Net assets	2,940	3,210
Net assets attributable to NCI	294	448
Revenue	—	2,260
Profit/(Loss)	2,183	(3,462)
OCI	—	—
Total comprehensive income/(loss)	2,183	(3,462)
Total comprehensive income / (loss) allocated to NCI	218	(483)
Accumulated NCI end of period	295	298

		SCHMID
		Technology
	SCHMID	Guangdong Co.,	SCHMID Taiwan
12/31/2023	Singapore Pte. Ltd.	Ltd	Ltd.
NCI percentage	10.0%	24.1%	14.0%
Non-current assets	—	5,118	185
Current assets	2,797	42,569	11,827
Non-current liabilities	—	847	605
Current liabilities	2,062	22,288	5,182
Net assets	736	24,552	6,224
Net assets attributable to NCI	74	5,917	868
Revenue	—	27,750	1,672
Profit/(Loss)	6,188	2,298	(402)
OCI	—	(1,550)	(252)
Total comprehensive income/(loss)	6,118	748	(654)
Total comprehensive income / (loss) allocated to NCI	619	180	(91)
Accumulated NCI end of period	77	6,487	794

		SCHMID
		Technology
	SCHMID	Guangdong Co.,	SCHMID Taiwan
12/31/2022	Singapore Pte. Ltd.	Ltd	Ltd.
NCI percentage	10.0%	24.1%	14.0%
Non-current assets	—	4,575	71
Current assets	1,651	46,040	12,704
Non-current liabilities	—	568	694
Current liabilities	7,104	26,244	5,203
Net assets	(5,453)	23,804	6,879
Net assets attributable to NCI	(545)	5,737	960
Revenue	—	38,753	12,873
Profit/(Loss)	(7)	6,068	4,152
OCI	—	(639)	(303)
Total comprehensive income/(loss)	(7)	5,429	3,849
to NCI	(1)	1,308	537
Accumulated NCI end of period	(543)	6,335	889

Cash flow statement SCHMID Technology Guangdong Co., Ltd
in € thousand	2024	2023	2022
Cash flow from operating activities	(723)	666	(1,688)
Cash flow from investing activities	(155)	(472)	(502)
Cash flow from financing activities	—	(21)	(452)
Effect of foreign exchange rate changes on cash and cash equivalents	241	(119)	116
Net increase (decrease) in cash and cash equivalents	(636)	55	(2,525)